Preferred and Common Stock - Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation
Stock based compensation	$ 909	$ 1,076	$ 57
Restricted Stock | Directors and/or officers
Share Based Compensation
Stock based compensation - restricted shares issued	0
Restricted Stock | Directors and/or officers | Share-based awards, 2018
Share Based Compensation
Stock based compensation - restricted shares issued		129,269
Vesting period	4 years
Share-based awards, Weighted average grant date fair value		$ 5.36
Share-based awards, Total fair value on grant date		$ 693
Stock based compensation	$ 355	12	$ 0
Restricted shares non-vested	96,952
Unrecognized cost of unvested share-based awards	$ 326
Unrecognized cost of unvested share-based awards, weighted average period of recognition	3 years
Restricted Stock | Directors and/or officers | Share-based awards, 2017
Share Based Compensation
Stock based compensation - restricted shares issued			118,328
Vesting period	4 years
Share-based awards, Weighted average grant date fair value			$ 17.7
Share-based awards, Total fair value on grant date			$ 2,094
Stock based compensation	$ 554	$ 1,064	$ 57
Restricted shares non-vested	59,162
Unrecognized cost of unvested share-based awards	$ 420
Unrecognized cost of unvested share-based awards, weighted average period of recognition	2 years
Employee Stock Option
Share Based Compensation
Stock options - exercises in period	0
Stock options forfeited	0
Stock options expired	0